NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2019
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations — FRONTEO, Inc. (“FRONTEO”) is a Japanese corporation established on August 8, 2003 under the name of UBIC, Inc. (“UBIC”), whose principal office is located in Japan. On July 1, 2016, UBIC changed its name to FRONTEO, Inc.  FRONTEO and its subsidiaries (collectively, the “Company”) provide solutions for corporate litigation strategy and crisis management by employing advanced technologies. The Company mainly offers eDiscovery and forensic services, such as data collection, data processing, data review and document production. The Company’s customers include leading law firms, corporate legal departments, government agencies and other professional advisors who require innovative technology, responsive services and deep subject-matter expertise. The Company is expanding its business operations by applying AI-based proprietary technology to new fields such as business intelligence and healthcare.

i) Business Intelligence

In the business intelligence field, the Company is promoting the sale of AI-based software such as the “KIBIT Email Auditor,” “KIBIT Patent Explorer” (a patent search and analysis system), “KIBIT Knowledge Probe” and “KIBIT Find Answer,” while providing implementation support and data analysis.

ii) Healthcare

In the healthcare field, by utilizing “Concept Encoder,” an AI engine developed independently for the purpose of promoting the utilization of healthcare related big data, FRONTEO Healthcare, Inc., a subsidiary established to focus on supporting medical institutions and private companies, develops and sells software and systems that support business improvement at medical sites and equipment that supports doctors’ diagnoses.

As of March 31, 2019, FRONTEO has two Japanese subsidiaries and three overseas subsidiaries. The following table sets forth for each of FRONTEO’s consolidated subsidiaries, the proportion of ownership and voting interest, the country of incorporation and the principal activities of the subsidiary.

		Proportion of
Name of Consolidated	Jurisdiction of	ownership and
Subsidiary	Incorporation	voting interest	Principal Activities
P.C.F. FRONTEO, Inc.	Japan	60.0%	Credit card forensic investigation business
FRONTEO Healthcare, Inc.	Japan	100.0%	Analysis of large volume medical data
FRONTEO USA, Inc.	U.S.	100.0%	eDiscovery product marketing and sales
FRONTEO Korea, Inc.	South Korea	100.0%	eDiscovery product marketing and sales
FRONTEO Taiwan, Inc.	Taiwan	100.0%	eDiscovery product marketing and sales

Basis of Financial Statements — The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Because the Company maintains its records and prepares its financial statements in accordance with accounting principles prevailing in the respective country of incorporation (i.e., Japan), certain adjustments have been made to conform to U.S. GAAP. The major adjustments include those relating to goodwill, depreciation of property and equipment, share-based compensation, valuation of deferred tax assets, stock issuance costs and fair value measurements of certain investments in securities and derivatives.

Principles of Consolidation — The consolidated financial statements include the accounts of FRONTEO and all its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions used are primarily in the areas of valuation of investments, valuation of deferred tax assets, determination of fair values of stock options, fair value measurement of assets acquired and liabilities assumed in a business combination, impairment of goodwill, useful lives of fixed assets and intangible assets with finite useful lives and evaluation of those assets, and the allowance for doubtful accounts. Actual results could differ from those estimates.

Business Combinations — For business combinations, the assets acquired, the liabilities assumed, and any non-controlling interest are recognized at the acquisition date and measured at their fair values as of that date. The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, “Business Combinations.” Identifiable assets acquired and liabilities assumed are recorded at their fair values at the acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of identifiable assets acquired and liabilities assumed as a result of the business combination. Acquisition-related costs, which include advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred.

Foreign Currency Translation — The assets and liabilities of foreign subsidiaries with functional currencies other than the Japanese yen are translated into Japanese yen at the rate of exchange at the balance sheet date. Income and expense accounts are translated at the average rates of exchange for the respective reporting period. The resulting translation adjustments are included in other comprehensive income (loss).

Cash Equivalents — The Company defines cash equivalents as all highly liquid investments with insignificant risk of changes in value which have original maturities of three months or less at the time of purchase.

Investments — Investments consist of time deposits with an original maturity of more than three months.

Allowance for Doubtful Accounts — An allowance for doubtful accounts is established in amounts considered to be appropriate based primarily upon an evaluation of potential losses in outstanding receivables.

Inventories — Inventories are stated at the lower of cost or net realizable value. Cost is principally determined by the specific identification method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make a sale. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventories should be written down to market value. Judgments and estimates must be made and used in connection with establishing such allowances in any accounting period. In estimating the net realizable value of its inventories, the Company considers the age of the inventories and the likelihood of spoilage or changes in market demand for its inventories

Property and Equipment — Property and equipment are stated at cost. Depreciation and amortization of property and equipment, including assets under capital lease, are computed using the straight-line method based on either the estimated useful lives of the assets or the lease period, whichever is shorter. The useful lives for depreciation and amortization by major asset classes are as follows:

Leasehold improvements	6 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 to 7 years

Capitalized Computer Software Costs — The Company capitalizes costs of computer software developed and purchased for internal use. The costs incurred in the creation of computer software products for internal use are capitalized when the preliminary project phase is completed and when management, with the relevant authority, authorizes and commits funding to the project and it is probable that the project will be completed and the software will be used to perform the function intended. Internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Capitalized costs are amortized, beginning in the period each module or component of the product is ready for its intended use, on a straight-line basis over the estimated useful life of the product, mainly five years. In addition, the Company develops certain computer software to be sold where related costs are capitalized after establishment of technological feasibility in accordance with ASC 985, “Software.” The annual amortization of such capitalized costs is the greater of the amount computed using the ratio of each software’s current year gross revenues to the total of current and anticipated future gross revenues or the straight-line method over the remaining estimated economic life of each software product.

Leases — Capital leases are capitalized at the inception of the lease at the present value of the minimum lease payments. All other leases are accounted for as operating leases. Lease payments for capital leases are apportioned to interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the balance of the obligation. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

Impairment of Long-lived Assets — The Company reviews the carrying value of long-lived assets or a related group of assets to be held and used, including intangible assets with finite useful lives, for impairment whenever events or circumstances occur that indicate that the carrying value of the assets may not be recoverable. The assets are considered to be impaired when the estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition are less than their carrying values. The impairment loss is measured as the amount by which the carrying value of the asset or asset group exceeds its fair value. In determining the fair value, the Company uses available quoted market prices and present value techniques, if appropriate, based on the estimated future cash flows expected to result from the use of the assets and their eventual dispositions.

Goodwill and Intangible Assets — Goodwill is not amortized but is tested at least annually for impairment, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount. In assessing goodwill for impairment, the Company has the option to first perform a qualitative assessment to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Reporting units are the Company’s operating segments or one level below the operating segments. If the Company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, no additional tests to assess goodwill for impairment are required to be performed. If the Company concludes otherwise or elects not to perform the qualitative assessment, then it is required to perform the first step of a two-step impairment review process. The measurement date for goodwill impairment testing is January 1. During the year ended March 31, 2019, the Company performed a quantitative assessment of goodwill and confirmed that the fair value of each reporting unit exceeded their carrying amount. Intangible assets with finite useful lives are amortized using the straight-line method over the estimated useful life.

The useful lives for amortization by major asset classes are as follows:

Customer relationships	10 to 15 years
Noncompete agreement	3 years
Favorable lease	3 years
Trademarks	10 years

Investments in Securities — The Company’s investments in securities consist of equity securities. Investment in equity securities with readily determinable fair values that are not accounted for under the equity method are recorded at fair value which is determined based on quoted market prices. The changes in fair values are recognized in net income. The Company measures non-marketable equity securities without readily determinable fair values at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer. The cost of securities sold is determined based on the average cost method.

Retirement and Severance Benefits — The Company has defined benefit severance indemnity plans. The projected benefit obligation at March 31, the measurement date, is recognized in the consolidated balance sheet. The projected benefit obligation represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. Net periodic retirement cost is recorded in the consolidated statement of operations and includes service cost and interest cost. Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Actuarial gains and losses included in accumulated other comprehensive income (loss) are amortized using the straight-line method over the average remaining service period of active employees if it exceeds the corridor, which is defined as 10 percent of the projected benefit obligation.

Asset Retirement Obligations — The Company records asset retirement obligations when the obligation is incurred. The obligation is measured at fair value and included in other liabilities. When the liability is initially recorded, the Company capitalizes the related cost by increasing the carrying amount of the related long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depreciated over the asset’s useful life.

Convertible Bonds — The Company accounts for convertible bonds according to their stated redemption value, net of discount. The Company classifies the convertible bonds as a liability on the consolidated balance sheets. The Company allocates proceeds equal to the intrinsic value of the beneficial conversion features contained in the bonds that are recognized in “Additional paid-in capital” on the Company’s consolidated balance sheets. The discount originated by the beneficial conversion option is accreted from the date of issuance to the stated redemption date of the convertible bonds.There are no other embedded features, which are required to be bifurcated and accounted for separately from the bonds. Discounts on convertible bonds are amortized as interest expense over the redemption period.

Derivative Financial Instruments — The Company recognizes all derivative financial instruments, such as cross currency interest rate swaps and interest rate swap contracts, in the consolidated balance sheets as either assets or liabilities measured at fair value regardless of the purpose or intent for their use.

The Company does not designate derivative financial instruments as hedging instruments nor apply hedge accounting. Accordingly, changes in fair values of derivative financial instruments are recognized in earnings immediately.

Revenue Recognition— Effective as of April 1, 2018, the Company is applying the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective method. — i.e. by recognizing the cumulative effect of initially applying ASC 606 as an adjustment to the opening balance of retained earnings (or accumulated deficit) on April 1, 2018. The Company elects to apply this guidance retrospectively only to contracts that are not completed contracts as of April 1, 2018.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

Step 1:	identification of the contract with a customer;
Step 2:	identification of the performance obligations in the contract;
Step 3:	determination of the transaction price;
Step 4:	allocation of the transaction price to the performance obligations in the contract
Step 5:	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company recognizes revenue as the Company satisfies a performance obligation by transferring control over a good or service to a customer. For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time. Revenue is measured as the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series of criteria. Determining whether goods and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, account available information such as historical selling prices, geographic location, and the Company's price list and discount policy.

See Note 17 for further disclosures required under ASC606.

Consumption tax — Consumption tax collected and remitted to tax authorities is excluded from revenues, cost of sales and expenses in the consolidated statements of operations.

Advertising — Advertising costs are expensed as incurred and are recorded in “Selling, general and administration expenses.”

Research and Development Expenditures — Costs related to the research, design and development of products are charged to research and development expenses as incurred.

Share-Based Compensation — The Company measures the cost of employee services received in exchange for an award of equity instruments at the fair value of the award on the grant date and recognizes the cost over the period which the employee is required to provide services in exchange for the award. Compensation expenses are recognized on a straight-line basis over the requisite service period of the awards that are expected to be vested.

Income Taxes — Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes and tax loss carryforwards. These deferred taxes are measured using the currently enacted tax rates in effect for the year in which the temporary differences or tax loss carryforwards and tax credits are expected to reverse. Valuation allowances are provided against deferred tax assets when it is more likely than not that a tax benefit will not be realized. The Company recognizes the financial statement effect of uncertain tax positions when it is more likely than not, based on the technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Accrued interest and penalties related to the unrecognized tax benefits are included in income tax expense in the consolidated statements of operations.

Net Income (Loss) Per Share Attributable to FRONTEO, Inc. Shareholders — Basic net income (loss) per share attributable to FRONTEO, Inc. shareholders is computed using the weighted-average number of shares of common stock outstanding during each year. Diluted net income (loss) attributable to FRONTEO, Inc. shareholders per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

Other Comprehensive Income (Loss) — Other comprehensive income (loss) consists of translation adjustments resulting from the translation of financial statements of the foreign subsidiaries and adjustments related to retirement and severance benefits.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. (“ASU”) ASU 2014-09 “Revenue from Contracts with Customers (ASC Topic 606)” and related amendments were issued thereafter. This ASU requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires an entity to disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The Company adopted this guidance as of April 1, 2018 with modified retrospective method of adoption for contracts that were not completed as of the adoption and recognized a cumulative-effect adjustment to retained earnings of ¥81,597 thousand. For further information, please refer to Note 17.

In January 2016, the FASB issued ASU 2016-01 “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities,” for the classification and measurement of financial instruments. The guidance requires entities to carry all investments in equity securities at fair value through net income, except for investments that qualify for the equity method of accounting or those that result in consolidation of the investee or for which the entity has elected the practicability exception to fair value measurement. In addition, for investments whose fair values are measured with the practicability exception, the guidance requires entities to qualitatively consider indicators which were added by the guidance to determine whether the investment is impaired, and eliminated the requirement in the current U.S. GAAP to assess whether an impairment of such an investment is other than temporary. Furthermore, the guidance establishes an incremental recognition and disclosure requirement related to the presentation of fair value changes of financial liabilities for which the fair value option has been elected. The Company adopted this guidance as of April 1, 2018 and recognized a cumulative-effect adjustment to retained earnings of ¥490,259 thousand for the unrealized gains, net of tax, on available-for-sale equity securities previously recognized in accumulated other comprehensive income.

In August 2016, the FASB issued ASU 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments,” to reduce the diversity in practice regarding how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This guidance was effective for the Company as of April 1, 2018 and the adoption of this guidance did not have a material impact on the Company’s financial statements.

In March 2017, the FASB issued ASU 2017-07 “Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost,” to amend the requirements related to the income statement presentation of the components of net periodic benefit cost for sponsored defined benefit pension and other postretirement plans. This guidance was effective for the Company as of April 1, 2018 and the adoption of this guidance did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, FASB issued ASU 2016-02, which related to leases that require lessees to recognize a lease liability and a right-to-use asset on the balance sheet for all leases, except certain short-term leases. Under the new guidance, lessees must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early application is permitted. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC 842, which provided an optional transition method to apply the new lease requirements through cumulative-effect adjustments in the period of adoption. The Company expects to adopt ASU 2016-02 beginning April 1, 2019 using the modified retrospective method and will not restate comparative periods, as permitted by the standard. Consequently, the Company’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with ASC 840. An entity that selects this transition method must provide the required ASC 840 disclosures for all periods that continue to be reported in accordance with ASC 840. At transition, the Company plans to apply the package of practical expedients provided in ASC 842 that allow companies not to reassess contracts that commenced prior to adoption.The Company has begun its process for implementing this guidance, including performing a preliminary review of lease contracts to identify any differences in the timing, measurement or presentation of lease contracts. The Company will continue to assess the overall impact the adoption will have on the consolidated financial statements.

In June 2016, Accounting Standards Update 2016-13 (“Measurement of Credit Losses on Financial Instruments”—ASC 326 (“Financial Instruments—Credit Losses”)) was issued, and related amendments were issued thereafter Accounting Standards Update 2016-13 and such amendments, collectively, the “Updates”. The Updates significantly change how companies measure and recognize credit impairment for many financial assets. The new current expected credit loss model requires companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets that are within the scope of these Updates. These Updates also make targeted amendments to the current impairment model for available-for-sale debt securities. These Updates are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments in these Updates are to applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted for fiscal year beginning after December 15, 2018, including interim periods within the fiscal year. The Company will adopt these Updates on April 1, 2020. As a result of adopting these Updates, the allowance for credit losses is generally expected to increase, and the Company continues to evaluate the effect that the adoption of these Updates will have on the Company’s results of operations and financial position, as well as changes in disclosures required by these Updates.

In January 2017, the FASB issued ASU 2017-04 “Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” related to the two-step goodwill impairment test. The amendments remove the second step of the test and allow the application of a one-step quantitative test to record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. This guidance will be effective for the Company as of April 1, 2020. The Company is currently evaluating. The impact of adopting this standard, which will generally depend on the outcomes of future goodwill impairment testing.

In August 2017, the FASB issued ASU 2017-12 “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities,” to amend existing guidance to simplify the application of the hedge accounting in certain situations and enable an entity to better portray the economic results of an entity’s risk management activities in its financial statements. This guidance will be effective for the Company as of April 1, 2019. The Company is currently evaluating the impact of adopting this guidance.

In February 2018, the FASB issued ASU 2018-02 “Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated other Comprehensive Income,” to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. This guidance will be effective for the Company as of April 1, 2019. The Company is currently evaluating the impact of adopting this guidance.